GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 1,236.7	$ 1,196.2
Acquisitions	317.7	40.5
Balance as of December 31	$ 1,554.4	$ 1,236.7